CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenues	$ 9,075	$ 59,472	$ 35,404	$ 21,223	$ 56,627	$ 53,205	$ 116,099	$ 157,110	$ 89,360
Cost of revenues
Total cost of revenues	5,561	47,719	25,331	14,790	40,121	38,761	87,840	119,536	60,038
Gross profit	3,514	11,753	10,073	6,433	16,506	14,444	28,259	37,574	29,322
Operating expenses
Compensation, taxes and benefits	3,526	4,747	4,553	3,634	8,187	12,216	12,934	17,730	14,124
General and administrative	3,646	2,512	3,265	2,940	6,205	10,757	8,718	13,199	7,219
Other expense								8,830
Total operating expenses	7,172	7,259	7,818	6,574	14,392	22,973	21,652	39,759	21,343
(Loss) income from operations	(3,658)	4,494	2,255	(141)	2,114	(8,529)	6,607	(2,185)	7,979
Other income (expense)
Other income	99	83	42	50	92	190	175	256	48
Revaluation of tax receivable agreement liability								331
Loss on early termination of line of credit	0	0		(300)	(300)	0	(300)	(300)
Forgiveness of Paycheck Protection Program loan									287
Loss on redemption of non-participating preferred units									(590)
Interest expense		(1,060)	(1,028)	(1,017)	(2,045)		(3,104)	(4,378)	(3,231)
Total other income (expense), net	3,887	(977)	(986)	(1,267)	(2,253)	1,323	(3,229)	(4,091)	(3,486)
Income (loss) before income taxes	229	3,517	1,269	(1,408)	(139)	(7,206)	3,378	(6,276)	4,493
Income tax expense		166	74	(74)			166	568	326
Net (loss) income	(6,377)	3,351	1,195	(1,334)	(139)	(13,338)	3,212	(6,844)	4,167
Net (loss) income attributable to noncontrolling interest	(3,687)	2,780	1,003	(1,120)	(117)	(9,283)	2,663	(4,650)	3,962
Net (loss) income attributable to Direct Digital Holdings, Inc.	$ (2,690)	$ 571	$ 192	$ (214)	$ (22)	$ (4,055)	$ 549	$ (2,194)	$ 205
Net (loss) income per common share:
Basic (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Diluted (in dollars per share)	$ (0.71)	$ 0.09	$ 0.03	$ (0.07)	$ (0.01)	$ (1.11)	$ 0.09	$ (0.73)	$ 0.11
Weighted-average number of shares of common stock outstanding:
Basic (in shares)	3,793,000	2,990,000	2,922,000	2,901,000	2,912,000	3,667,000	2,938,000	2,988,000	2,848,000
Diluted (in shares)	3,793,000	3,044,000	3,113,000	2,901,000	2,912,000	3,667,000	3,080,000	2,988,000	2,891,000
Sell-side advertising
Revenues
Total revenues	$ 2,202	$ 51,622	$ 23,601	$ 13,783	$ 37,384	$ 33,001	$ 89,006	$ 122,434	$ 60,011
Cost of revenues
Total cost of revenues	2,654	44,606	20,743	11,841	32,584	30,670	77,190	105,733	49,599
Buy-side advertising
Revenues
Total revenues	6,873	7,850	11,803	7,440	19,243	20,204	27,093	34,676	29,349
Cost of revenues
Total cost of revenues	$ 2,907	$ 3,113	$ 4,588	$ 2,949	$ 7,537	$ 8,091	$ 10,650	$ 13,803	$ 10,439